Income taxes - Summary of income (loss) before income taxes, income tax expenses (benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income (loss) from overseas entities	¥ (7,665,988)		¥ 3,020,403	¥ (4,172,691)
Loss from PRC entities	(41,502,270)		(13,931,143)	(5,908,358)
Loss before income taxes	(49,168,258)	$ (7,715,572)	(10,910,740)	(10,081,049)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	557,797		170,502	145,235
Deferred tax benefits	(391,477)	(61,431)	(473,704)	(493,243)
Total income tax expenses (benefits)	¥ 166,320	$ 26,099	¥ (303,202)	¥ (348,008)